Accrued and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Accrued Liabilities, Current [Abstract]
Accrued expenses and other liabilities	$ 103,388		$ 85,986
Payroll and related accruals	66,871		63,525
Deferred revenue	45,358		49,357
Accrued contingent consideration and milestone payments	27,820		11,539
Restructuring	6,850		14,667
Accrued interest on long-term debt	6,200		5,543
Accrued royalties	5,469		6,714
Cash collateral	1,000		3,000
Current portion of capital lease obligations	61		1,359
Total accrued and other current liabilities	$ 263,017	$ 244,879	$ 241,690